Document and Entity Information	Mar. 04, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	Martin Marietta Materials, Inc.
Entity Incorporation State Country Code	NC
Entity File Number	1-12744
Entity Tax Identification Number	56-1848578
Entity Address, Address Line One	4123 Parklake Avenue
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	781-4550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000916076
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	MLM
Security Exchange Name	NYSE
Former Address
Document And Entity Information [Line Items]
Entity Address, Address Line One	2710 Wycliff Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607